Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Current tax:
Total current tax	£ 325	£ 1,260	£ 672	£ 2,553
Deferred tax:
Income tax credit	328	1,272	681	2,577
U.K. [member]
Current tax:
In respect of current period	301	1,260	648	2,532
In respect of prior period	24	0	24	22
U.S. [member]
Current tax:
In respect of current period			0	(1)
Deferred tax:
In respect of current period	£ 3	£ 12	£ 9	24
In respect of prior period				£ 0